Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments and other receivables
Financial guarantee fee receivable, gross	¥ 174	¥ 55,296
Less: impairment loss allowance	(74)	(7,335)	¥ (20,782)	¥ (3,863)
Financial guarantee fee receivable, net (Note a)	100	47,961	136,184
Deposit	282,864	226,180
Value-added-tax deductible	40,730	60,765
Receivable from disposal of equipment to related parties		51,695
Advance to suppliers	41,446	38,871
Advance to staffs	38,679	25,339
Receivables for value-added-tax paid on behalf of wealth management products	5,007	3,154
Others	37,851	75,644
Less: impairment loss allowance	(3,349)	(1,332)	¥ (1,068)
Total	¥ 443,328	¥ 528,277